Business Segments (Unaudited)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS
FCX has organized its continuing mining operations into four primary divisions – North America copper mines, South America mining, Indonesia mining and Molybdenum mines, and operating segments that meet certain thresholds are reportable segments. For oil and gas operations, FCX determines its operating segments on a country-by-country basis. Separately disclosed in the following table are FCX's reportable segments, which include the Morenci, Cerro Verde and Grasberg copper mines, the Rod & Refining operations, the Atlantic Copper Smelting & Refining operation and the U.S. Oil & Gas operations.

FCX's reportable segments previously included Africa mining, which consisted of the Tenke mine located in the DRC. As discussed in Note 1, FCX has entered into a definitive agreement to sell its interest in TFHL, and as a result, Tenke has been removed from continuing operations and reported as discontinued operations for all periods presented.

Intersegment sales between FCX’s mining operations are based on similar arms-length transactions with third parties at the time of the sale. Intersegment sales may not be reflective of the actual prices ultimately realized because of a variety of factors, including additional processing, timing of sales to unaffiliated customers and transportation premiums. In addition, intersegment sales from Tenke to FCX's other consolidated subsidiaries have been eliminated in discontinued operations (refer to Note 1).

FCX defers recognizing profits on sales from its mines to other divisions, including Atlantic Copper (FCX's wholly owned smelter and refinery in Spain) and on 25 percent of PT-FI's sales to PT Smelting (PT-FI's 25 percent-owned smelter and refinery in Indonesia), until final sales to third parties occur. Quarterly variations in ore grades, the timing of intercompany shipments and changes in product prices result in variability in FCX's net deferred profits and quarterly earnings.
FCX allocates certain operating costs, expenses and capital expenditures to its operating divisions and individual segments. However, not all costs and expenses applicable to an operation are allocated. U.S. federal and state income taxes are recorded and managed at the corporate level (included in Corporate, Other & Eliminations), whereas foreign income taxes are recorded and managed at the applicable country level. In addition, most mining exploration and research activities are managed on a consolidated basis, and those costs along with some selling, general and administrative costs are not allocated to the operating divisions or individual segments. Accordingly, the following segment information reflects management determinations that may not be indicative of what the actual financial performance of each operating division or segment would be if it was an independent entity.
Financial Information by Business Segments

(In millions)	Mining Operations
	North America Copper Mines			South America				Indonesia
												Atlantic	Other					Corporate,
										Molyb-		Copper	Mining			U.S.		Other
				Cerro						denum	Rod &	Smelting	& Elimi-		Total	Oil & Gas		& Elimi-		FCX
	Morenci	Other	Total	Verde	Other		Total	Grasberg		Mines	Refining	& Refining	nations		Mining	Operations		nations		Total
Three Months Ended March 31, 2016
Revenues:
Unaffiliated customers	$162	$56	$218	$486	$144		$630	$498	[a]	$—	$971	$422	$208	[b]	$2,947	$295		$—		$3,242
Intersegment	357	561	918	41	—		41	58		45	8	1	(1,071)		—	—		—		—
Production and delivery	340	448	788	291	119		410	394		52	970	393	(918)		2,089	407	[c]	3		2,499
Depreciation, depletion and amortization	62	82	144	101	31		132	81		19	2	8	18		404	255		3		662
Impairment of oil and gas properties	—	—	—	—	—		—	—		—	—	—	—		—	3,771		16	[d]	3,787
Selling, general and administrative expenses	—	1	1	2	—		2	14		—	—	4	4		25	49		64		138
Mining exploration and research expenses	—	1	1	—	—		—	—		—	—	—	17		18	—		—		18
Environmental obligations and shutdown costs	—	—	—	—	—		—	—		—	—	—	10		10	—		—		10
Operating income (loss)	117	85	202	133	(6)		127	67		(26)	7	18	6		401	(4,187)		(86)		(3,872)

Interest expense, net	1	—	1	22	—		22	—		—	—	4	20		47	71		73		191
Provision for (benefit from) income taxes	—	—	—	45	(6)		39	36		—	—	—	—		75	—		2		77
Total assets at March 31, 2016	3,490	4,751	8,241	9,495	1,623		11,118	9,354		1,983	236	653	6,380	[e]	37,965	4,360		339		42,664
Capital expenditures	28	6	34	156	1		157	225		1	1	2	39	[e]	459	480	[f]	43		982

Three Months Ended March 31, 2015
Revenues:
Unaffiliated customers	$106	$115	$221	$248	$231		$479	$621	[a]	$—	$1,062	$540	$348	[b]	$3,271	$500	[g]	$—		$3,771
Intersegment	450	664	1,114	14	(7)	[h]	7	(14)	[h]	113	7	6	(1,233)		—	—		—		—
Production and delivery	374	569	943	198	147		345	439		83	1,063	519	(999)		2,393	283	[c]	3		2,679
Depreciation, depletion and amortization	51	82	133	37	38		75	70		26	2	10	16		332	530		4		866
Impairment of oil and gas properties	—	—	—	—	—		—	—		—	—	—	—		—	3,104		—		3,104
Selling, general and administrative expenses	1	—	1	1	—		1	25		—	—	5	6		38	54		59		151
Mining exploration and research expenses	—	3	3	—	—		—	—		—	—	—	24		27	—		—		27
Environmental obligations and shutdown costs	—	—	—	—	—		—	—		—	—	—	13		13	—		—		13
Net gain on sale of assets	—	(39)	(39)	—	—		—	—		—	—	—	—		(39)	—		—		(39)
Operating income (loss)	130	164	294	26	39		65	73		4	4	12	55		507	(3,471)		(66)		(3,030)

Interest expense, net	1	—	1	1	—		1	—		—	—	3	40		45	37		57		139
Provision for (benefit from) income taxes	—	—	—	5	19		24	29		—	—	—	—		53	—		(767)		(714)
Total assets at March 31, 2015	3,802	5,646	9,448	7,991	1,970		9,961	8,882		2,075	314	809	6,487	[e]	37,976	17,887		202		56,065
Capital expenditures	84	23	107	431	14		445	225		3	1	4	49	[e]	834	1,018	[f]	15		1,867

a.	Includes PT-FI’s sales to PT Smelting totaling $277 million in first-quarter 2016 and $350 million in first-quarter 2015.

b.	Includes revenues from FCX's molybdenum sales company, which includes sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.

c.
Includes charges at oil and gas operations totaling (i) $165 million in first-quarter 2016 and $13 million in first-quarter 2015 for idle rig costs and (ii) $35 million in first-quarter 2016 and $4 million in first-quarter 2015 primarily for inventory write downs.

d.	Reflects impairment charges for international oil and gas properties primarily in Morocco.

e.
Includes (i) assets held for sale totaling $4.9 billion at March 31, 2016 and 2015, and (ii) capital expenditures totaling $35 million in first-quarter 2016 and $39 million in first-quarter 2015 associated with discontinued operations. Refer to Note 1 for a summary of the results of discontinued operations.

f.
Excludes international oil and gas capital expenditures totaling $43 million in first-quarter 2016 and $15 million in first-quarter 2015, primarily related to the Morocco oil and gas properties, which are included in Corporate, Other & Eliminations.

g.	Includes net mark-to-market gains of $52 million associated with crude oil derivative contracts.

h.	Reflects net reductions for provisional pricing adjustments to prior period open sales.